NOTE PAYABLE (Detail Textuals) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Debt Instrument [Line Items]
Outstanding balance of notes payable		$ 66,613		$ 66,613		$ 66,613	$ 66,613
Interest expense		14,702	$ 1,679	22,540	$ 3,358	11,558	6,650
Interest payable		29,608		29,608		17,068	5,510
Unsecured promissory note
Debt Instrument [Line Items]
Interest expense		1,679	$ 1,679	3,358	$ 3,358	6,663	5,510
Interest payable		$ 15,530		$ 15,530		$ 12,172	$ 5,510
Smack Sportswear ("Smack") | Unsecured promissory note
Debt Instrument [Line Items]
Maximum borrowing capacity of unsecured debt	$ 66,613
Note payable interest rate	10.00%
Outstanding balance of notes payable	$ 66,613
Notes payable, maturity date	Aug. 31, 2016